Weighted-Average Allocation of the Majority of the Assets Related to Defined Benefit Plans (Detail)	12 Months Ended
	Jun. 30, 2011	Jun. 30, 2010
Equity securities	59.00%	56.00%
Debt securities	33.00%	37.00%
Other	8.00%	7.00%
Defined Benefit Plan, Assets Target Allocations, Total	100.00%	100.00%